Mining interests - Bakolobi Permit - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 21, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Payment to acquire mining permit		$ 20,393	$ 0
One local Malian company | Bakolobi Property, exploration
Disclosure of detailed information about property, plant and equipment [line items]
Payment to acquire mining permit	$ 24,000
A previous ownership group | Bakolobi Property, exploration
Disclosure of detailed information about property, plant and equipment [line items]
Payment to acquire mining permit	$ 24,000